Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Fixed annual interest rate of short-term bank deposits	0.35%	1.81%
Provision for doubtful accounts	$ 20	$ 20
Number of major customers	3
Percentage of revenue contributed by major customers	50.00%
Intellectual property	200
Estimated useful life	3 years
Amortization expense	20
Amortized cost	$ 180